Taxes Payable - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Increase (Decrease) in Accrued Taxes Payable [Abstract]
Income tax withheld share based compensation option exercise	¥ 39,371